UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZPR Investment Management, Inc.
Address: 1642 North Volusia Avenue
         Orange City, FL  32763

13F File Number:  028-14145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ted Bauchle
Title:     Vice President
Phone:     386-775-1177

Signature, Place, and Date of Signing:

 /s/ Ted Bauchle     Orange City, FL     August 03, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $81,434 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCESS NATL CORP               COM              004337101      206    15730 SH       SOLE                    15730        0        0
AMERICAS CAR MART INC          COM              03062T105     5257   135305 SH       SOLE                   135305        0        0
AMTECH SYS INC                 COM PAR $0.01N   032332504      532   141555 SH       SOLE                   141555        0        0
BOOKS-A-MILLION INC            COM              098570104     1496   464600 SH       SOLE                   464600        0        0
BUCKEYE TECHNOLOGIES INC       COM              118255108     1773    62220 SH       SOLE                    62220        0        0
CORINTHIAN COLLEGES INC        COM              218868107      246    85120 SH       SOLE                    85120        0        0
CPI AEROSTRUCTURES INC         COM NEW          125919308      586    53265 SH       SOLE                    53265        0        0
DELEK US HLDGS INC             COM              246647101     4079   231870 SH       SOLE                   231870        0        0
ELLIS PERRY INTL INC           COM              288853104     1804    86950 SH       SOLE                    86950        0        0
ENERSYS                        COM              29275Y102     1374    39190 SH       SOLE                    39190        0        0
GT ADVANCED TECHNOLOGIES INC   COM              36191U106     5981  1132830 SH       SOLE                  1132830        0        0
HALLADOR ENERGY COMPANY        COM              40609P105     1230   145024 SH       SOLE                   145024        0        0
HARDINGE INC                   COM              412324303     1209   132890 SH       SOLE                   132890        0        0
HAYNES INTERNATIONAL INC       COM NEW          420877201     1076    21126 SH       SOLE                    21126        0        0
HELEN OF TROY CORP LTD         COM              G4388N106     2442    72050 SH       SOLE                    72050        0        0
HERITAGE OAKS BANCORP          COM              42724R107      227    40778 SH       SOLE                    40778        0        0
INNOSPEC INC                   COM              45768S105     2930    98965 SH       SOLE                    98965        0        0
INSIGHT ENTERPRISES INC        COM              45765U103     2781   165260 SH       SOLE                   165260        0        0
KADANT INC                     COM              48282T104     1681    71665 SH       SOLE                    71665        0        0
MIDWESTONE FINL GROUP INC NE   COM              598511103      341    15848 SH       SOLE                    15848        0        0
MITCHAM INDS INC               COM              606501104     2281   134435 SH       SOLE                   134435        0        0
NEWMARKET CORP                 COM              651587107     4369    20170 SH       SOLE                    20170        0        0
NN INC                         COM              629337106     7834   767330 SH       SOLE                   767330        0        0
P C CONNECTION                 COM              69318J100     3409   320982 SH       SOLE                   320982        0        0
POWER ONE INC NEW              COM              73930R102     2971   657410 SH       SOLE                   657410        0        0
RADIOSHACK CORP                COM              750438103     1386   361060 SH       SOLE                   361060        0        0
SCHWEITZER-MAUDUIT INTL INC    COM              808541106     3855    56575 SH       SOLE                    56575        0        0
STANDARD MTR PRODS INC         COM              853666105     1613   114570 SH       SOLE                   114570        0        0
SYNNEX CORP                    COM              87162W100     4412   127925 SH       SOLE                   127925        0        0
TUTOR PERINI CORP              COM              901109108     2219   175100 SH       SOLE                   175100        0        0
USEC INC                       COM              90333E108     2269  2291740 SH       SOLE                  2291740        0        0
WORLD ACCEP CORP DEL           COM              981419104     5169    78550 SH       SOLE                    78550        0        0
ZYGO CORP                      COM              989855101     2396   134170 SH       SOLE                   134170        0        0